Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Provision for contingencies civil and labor

	December 31,
	2022	2021

Civil	26,365	33,343
Labor	45,797	18,387
	72,162	51,730

Labor Deposits	(11,559)	(10,167)

	60,603	41,563
Current	46,233	27,653
Non-Current	14,370	13,910

Statement of changes in the provision for contingencies
Below it is demonstrated the movements of the provision for contingencies in the year ended December 31, 2022:

On December 31,2020	28,804
Accrual	25,907
Settlement	(17,760)
Interest	4,612
On December 31,2021	41,563
Accrual	37,276
Settlement	(24,234)
Interest	5,998
On December 31,2022	60,603